Supplemental Financial Information - Earnings Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Income (loss) from continuing operations	$ 415	$ (53)	$ 2
Less: Net income (loss) attributable to non-controlling interests	67	63	46
Income (loss) from continuing operations attributable to stockholders	348	(116)	(44)
Income (loss) from discontinued operations attributable to stockholders		1	434
Net income (loss) attributable to stockholders	$ 348	$ (115)	$ 390
Weighted average number of shares outstanding (after deduction of treasury shares) during the year	248,526	248,064	248,812
Plus incremental shares from assumed conversion of:
Options	5,004
Restricted Share Units, Performance Share Units and Equity Rights	1,520
Dilutive potential common share	6,524
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year	255,050	248,064	248,812
Basic EPS attributable to stockholders in $:
Income (loss) from continuing operations	$ 1.40	$ (0.46)	$ (0.17)
Income (loss) from discontinued operations			$ 1.74
Net income (loss)	$ 1.40	$ (0.46)	$ 1.57
Diluted EPS attributable to stockholders in $:
Income (loss) from continuing operations	$ 1.36	$ (0.46)	$ (0.17)
Income (loss) from discontinued operations			$ 1.74
Net income (loss)	$ 1.36	$ (0.46)	$ 1.57